BUSINESS COMBINATION (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Goodwill	¥ 491,969	$ 71,554	¥ 475,732	¥ 461,686
Edge Learning Centers [Member]
Purchase consideration	25,980
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	2,133
Intangible assets	4,994
Trademark	1,693
Student base	2,962
Franchise agreements	339
Deferred tax liabilities	(1,235)
Deferred revenue and customer advances	(10,663)
Goodwill	¥ 30,751